DIVIDENDS AND INTEREST RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 871,558	R$ 707,875
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	441,138	250,310
Lajeado Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	114,242	22,000
Belo Monte Transmissora de Energia S. A. - BMTE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	48,386	41,898
Gois Transmisso S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	43,654	19,783
Interligao Eltrica do Madeira S.A. - IE Madeira
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	42,718	50,116
Transenergia So Paulo S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	19,813	8,275
CEB Lajeado S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	17,605	28,163
Mata de Santa Genebra Transmisso S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	13,782	13,280
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	12,525	21,867
Others
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 117,695	R$ 252,183